Other Net Investment Result - Summary Of Other Investment Income Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Investment Income [Line Items]
Other investment income	€ 825	€ 729	€ 550
Dividend income [Member]
Disclosure Of Other Investment Income [Line Items]
Other investment income	819	724	547
Rental income [Member]
Disclosure Of Other Investment Income [Line Items]
Other investment income	€ 6	€ 4	€ 3